Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finance lease expense:
Amortization of ROU assets	$ 442	$ 217	$ 1,190	$ 676	$ 834	$ 560
Interest on lease liabilities	110	112	355	348	442	215
Operating lease expense	182	601	977	1,886	2,426	2,834
Total lease expense	$ 734	$ 930	$ 2,522	$ 2,910	$ 3,702	$ 3,609